                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145
                 ----------------------------------------------

                         STREETTRACKS INDEX SHARES FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)             Copy to:

   James E. Ross                           Scott M. Zoltowski, Esq.
   President                               Vice President and Counsel
   SSgA Funds Management Inc.              State Street Bank and Trust Company
   State Street Financial Center           One Lincoln Street
   One Lincoln Street                      Boston, MA 02111
   Boston, MA 02111



Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------

Date of fiscal year end:  September 30, 2005

Date of reporting period:  June 30, 2005

STREETTRACKS INDEX SHARES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCKS -- 99.62%
BELGIUM -- 1.10%
FINANCIAL SERVICES -- 1.10%
Fortis *.............................     11,685   $   324,378
                                                   -----------
FINLAND -- 2.27%
TECHNOLOGY -- 2.27%
Nokia Oyj............................     39,938       669,660
                                                   -----------
FRANCE -- 10.73%
BANKS -- 3.07%
BNP Paribas SA.......................      7,390       507,278
Societe Generale *...................      3,899       397,215
                                                   -----------
                                                       904,493
                                                   -----------
ENERGY -- 4.24%
Total Fina Elf SA....................      5,309     1,248,832
                                                   -----------
INSURANCE -- 1.16%
AXA *................................     13,665       341,955
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 0.65%
L'Oreal SA *.........................      2,647       190,192
                                                   -----------
RETAIL -- 0.87%
Carrefour SA*........................      5,273       255,988
                                                   -----------
UTILITIES -- 0.74%
Suez SA..............................      8,035       218,189
                                                   -----------
TOTAL FRANCE COMMON STOCKS...........                3,159,649
                                                   -----------
GERMANY -- 10.95%
AUTOMOBILES -- 1.03%
DaimlerChrysler AG *.................      7,495       304,699
                                                   -----------
BANKS -- 1.24%
Deutsche Bank AG.....................      4,650       364,286
                                                   -----------
CHEMICALS -- 1.09%
BASF AG..............................      4,804       319,878
                                                   -----------
INDUSTRIALS -- 1.86%
Siemens AG...........................      7,498       547,733
                                                   -----------
INSURANCE -- 1.24%
Allianz AG...........................      3,187       366,427
                                                   -----------
SOFTWARE -- 1.14%
SAP AG...............................      1,925       335,615
                                                   -----------
TELECOMMUNICATIONS -- 1.47%
Deutsche Telekom AG *................     23,390       433,252
                                                   -----------
UTILITIES -- 1.88%
E.ON AG *............................      6,226       555,363
                                                   -----------
TOTAL GERMANY COMMON STOCKS..........                3,227,253
                                                   -----------
ITALY -- 4.11%
ENERGY -- 2.01%
Eni SpA (1) *........................     22,958       592,292
                                                   -----------
INSURANCE -- 1.05%
Assicurazioni Generali SpA *.........      9,925       310,005
                                                   -----------
TELECOMMUNICATIONS -- 1.05%
Telecom Italia SpA...................     98,449       307,503
                                                   -----------
TOTAL ITALY COMMON STOCKS............                1,209,800
                                                   -----------

                                        SHARES        VALUE
                                        ------        -----
NETHERLANDS -- 9.39%
BANKS -- 1.38%
ABN AMRO Holding NV..................     16,505   $   406,629
                                                   -----------
CYCLICAL GOODS & SERVICES -- 1.02%
Philips Electronics NV...............     11,819       299,051
                                                   -----------
ENERGY -- 4.15%
Royal Dutch Petroleum Co. ...........     18,695     1,222,187
                                                   -----------
FOOD & BEVERAGES -- 1.13%
Unilever NV..........................      5,133       333,395
                                                   -----------
INSURANCE -- 1.71%
ING Groep NV.........................     17,847       504,943
                                                   -----------
TOTAL NETHERLANDS COMMON STOCKS......                2,766,205
                                                   -----------
SPAIN -- 6.00%
BANKS -- 3.81%
Banco Bilbao Vizcaya Argentaria SA...     30,451       470,404
Banco Santander Central Hispano SA
  (1)................................     56,310       653,766
                                                   -----------
                                                     1,124,170
                                                   -----------
TELECOMMUNICATIONS -- 2.19%
Telefonica SA........................     39,333       644,754
                                                   -----------
TOTAL SPAIN COMMON STOCKS............                1,768,924
                                                   -----------
SWEDEN -- 1.45%
TELECOMMUNICATIONS -- 1.45%
Telefonaktiebolaget LM Ericsson *....    132,871       427,082
                                                   -----------
SWITZERLAND -- 13.99%
BANKS -- 3.90%
Credit Suisse Group *................     10,903       430,213
UBS AG...............................      9,219       719,616
                                                   -----------
                                                     1,149,829
                                                   -----------
FOOD & BEVERAGES -- 3.15%
Nestle SA............................      3,624       927,853
                                                   -----------
HEALTHCARE -- 6.33%
Novartis AG..........................     22,322     1,063,741
Roche Holding AG.....................      6,329       801,314
                                                   -----------
                                                     1,865,055
                                                   -----------
INSURANCE -- 0.61%
Swiss Reinsurance *..................      2,892       177,886
                                                   -----------
TOTAL SWITZERLAND COMMON STOCKS......                4,120,623
                                                   -----------
UNITED KINGDOM -- 39.63%
BANKS -- 13.63%
Barclays PLC.........................     58,077       578,276
HBOS PLC.............................     35,051       540,627
HSBC Holdings PLC....................    100,717     1,606,718
Lloyds TSB Group PLC.................     50,261       426,127
Royal Bank of Scotland Group PLC.....     28,539       862,468
                                                   -----------
                                                     4,014,216
                                                   -----------
ENERGY -- 9.61%
BP PLC...............................    190,992     1,989,015
Shell Transport & Trading Co. PLC....     86,520       841,711
                                                   -----------
                                                     2,830,726
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOOD & BEVERAGES -- 1.34%
Diageo PLC...........................     26,709   $   394,007
                                                   -----------
HEALTHCARE -- 6.39%
AstraZeneca PLC......................     14,667       607,559
GlaxoSmithKline PLC..................     52,681     1,275,722
                                                   -----------
                                                     1,883,281
                                                   -----------
INSURANCE -- 0.72%
Aviva PLC............................     19,120       213,169
                                                   -----------
MINING -- 1.07%
Anglo American PLC...................     13,415       314,758
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 1.35%
Tesco PLC............................     69,919       399,477
                                                   -----------
TELECOMMUNICATIONS -- 5.52%
BT Group PLC.........................     76,560       315,629
Vodafone Group PLC...................    537,360     1,309,939
                                                   -----------
                                                     1,625,568
                                                   -----------
TOTAL UNITED KINGDOM COMMON STOCKS...               11,675,202
TOTAL COMMON STOCKS
  (Cost -- $24,754,673)..............               29,348,776
                                                   -----------

                                        SHARES        VALUE
                                        ------        -----
SHORT TERM INVESTMENTS -- 4.29%
UNITED STATES -- 4.29%
MONEY MARKET FUND -- 4.29%
AIM Short Term Investment Class Prime
  Fund (Cost -- $257,958)............    257,958   $   257,958
UBS Private Money Market Fund, LLC
  (Cost -- $1,005,790) (2)...........  1,005,790     1,005,790
                                                   -----------
                                                     1,263,748
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost -- $1,263,748)...............                1,263,748
                                                   -----------
TOTAL INVESTMENTS -- 103.91%
  (Cost -- $26,018,421)..............               30,612,524
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (3.91)%..................               (1,152,674)
                                                   -----------
NET ASSETS -- 100.00%................              $29,459,850
                                                   ===========

 *  Non-income producing security
(1) Security, or a portion thereof, was on loan at June 30, 2005
(2) Investments of cash collateral for securities loaned

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                       ------        -----
COMMON STOCKS -- 99.39%
BELGIUM -- 1.78%
FINANCIAL SERVICES -- 1.78%
Fortis (1) *........................    103,001   $  2,859,327
                                                  ------------
FINLAND -- 3.67%
TECHNOLOGY -- 3.67%
Nokia Oyj...........................    350,998      5,885,357
                                                  ------------
FRANCE -- 31.72%
BANKS -- 5.82%
BNP Paribas SA......................     65,039      4,464,526
Credit Agricole S.A. *..............     54,021      1,370,794
Societe Generale *..................     34,369      3,501,381
                                                  ------------
                                                     9,336,701
                                                  ------------
CHEMICALS -- 0.92%
L'Air Liquide SA *..................      8,670      1,478,933
                                                  ------------
CONSTRUCTION -- 1.71%
Compagnie de Saint-Gobain...........     27,139      1,507,753
Lafarge SA *........................     13,607      1,241,264
                                                  ------------
                                                     2,749,017
                                                  ------------
CYCLICAL GOODS & SERVICES -- 0.99%
LVMH Moet Hennessy Louis Vuitton
  SA................................     20,470      1,583,569
                                                  ------------
ENERGY -- 6.87%
Total Fina Elf SA...................     46,802     11,009,196
                                                  ------------
FOOD & BEVERAGES -- 1.06%
Groupe Danone *.....................     19,370      1,704,835
                                                  ------------
HEALTHCARE -- 4.11%
Sanofi-Synthelabo SA *..............     80,168      6,590,057
                                                  ------------
INSURANCE -- 1.88%
AXA *...............................    120,456      3,014,306
                                                  ------------
MEDIA -- 1.67%
Vivendi Universal SA *..............     84,921      2,679,217
                                                  ------------
NON-CYCLICAL GOODS & SERVICES -- 1.05%
L'Oreal SA *........................     23,332      1,676,452
                                                  ------------
RETAIL -- 1.41%
Carrefour SA *......................     46,482      2,256,563
                                                  ------------
TECHNOLOGY -- 0.71%
Alcatel SA *........................    103,954      1,141,476
                                                  ------------
TELECOMMUNICATIONS -- 2.32%
France Telecom SA *.................    127,145      3,718,901
                                                  ------------
UTILITIES -- 1.20%
Suez SA *...........................     70,834      1,923,488
                                                  ------------
TOTAL FRANCE COMMON STOCKS..........                50,862,711
                                                  ------------
GERMANY -- 21.42%
AUTOMOBILES -- 1.68%
DaimlerChrysler AG *................     66,068      2,685,902
                                                  ------------
BANKS -- 2.00%
Deutsche Bank AG....................     40,990      3,211,203
                                                  ------------

                                       SHARES        VALUE
                                       ------        -----
CHEMICALS -- 2.96%
BASF AG.............................     42,381   $  2,821,969
Bayer AG............................     57,817      1,931,193
Lanxess AG *........................          0              9
                                                  ------------
                                                     4,753,171
                                                  ------------
INDUSTRIALS -- 3.00%
Siemens AG..........................     65,957   $  4,818,197
                                                  ------------
INSURANCE -- 3.00%
Allianz AG..........................     28,096      3,230,348
Muenchener Rueckversicherungs-
  Gesellschaft AG *.................     14,737      1,572,179
                                                  ------------
                                                     4,802,527
                                                  ------------
TECHNOLOGY -- 1.85%
SAP AG *............................     16,969      2,958,471
                                                  ------------
TELECOMMUNICATIONS -- 2.38%
Deutsche Telekom AG *...............    206,033      3,816,336
                                                  ------------
UTILITIES -- 4.55%
E.ON AG *...........................     54,782      4,886,590
RWE AG..............................     37,292      2,409,975
                                                  ------------
                                                     7,296,565
                                                  ------------
TOTAL GERMANY COMMON STOCKS.........                34,342,372
                                                  ------------
IRELAND -- 0.93%
BANKS -- 0.93%
Allied Irish Banks PLC (AIB)........     69,348      1,486,023
                                                  ------------
ITALY -- 10.13%
BANKS -- 1.95%
SanPaolo IMI SpA (1) *..............     80,139      1,102,149
UniCredito Italiano SpA (1) *.......    383,922      2,029,992
                                                  ------------
                                                     3,132,141
                                                  ------------
ENERGY -- 3.25%
Eni SpA (1) *.......................    201,904      5,208,909
                                                  ------------
INSURANCE -- 1.71%
Assicurazioni Generali SpA *........     87,488      2,732,666
                                                  ------------
TELECOMMUNICATIONS -- 1.69%
Telecom Italia SpA..................    867,847      2,710,700
                                                  ------------
UTILITIES -- 1.53%
Enel SpA (1) *......................    282,031      2,458,373
                                                  ------------
TOTAL ITALY COMMON STOCKS...........                16,242,789
                                                  ------------
NETHERLANDS -- 16.72%
BANKS -- 2.24%
ABN AMRO Holding NV.................    145,495      3,584,519
                                                  ------------
CYCLICAL GOODS & SERVICES -- 1.64%
Philips Electronics NV..............    104,186      2,636,174
                                                  ------------
ENERGY -- 6.72%
Royal Dutch Petroleum Co. ..........    164,798     10,773,680
                                                  ------------
FOOD & BEVERAGES -- 1.83%
Unilever NV *.......................     45,248      2,938,918
                                                  ------------
INSURANCE -- 3.66%
Aegon NV............................    109,916      1,425,177
ING Groep NV........................    157,082      4,444,301
                                                  ------------
                                                     5,869,478
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                       ------        -----
NON-CYCLICAL GOODS & SERVICES -- 0.63%
Koninklijke Ahold NV *..............    123,738   $  1,018,662
                                                  ------------
TOTAL NETHERLANDS COMMON STOCKS.....                26,821,431
                                                  ------------
SPAIN -- 13.02%
BANKS -- 6.17%
Banco Bilbao Vizcaya Argentaria
  SA................................    268,434      4,146,738
Banco Santander Central Hispano SA
  (1)...............................    495,117      5,748,371
                                                  ------------
                                                     9,895,109
                                                  ------------
ENERGY -- 1.21%
Repsol YPF SA (1)...................     75,966      1,946,047
                                                  ------------
TELECOMMUNICATIONS -- 3.55%
Telefonica SA (1)...................    346,724      5,683,567
                                                  ------------
UTILITIES -- 2.09%
Endesa SA (1).......................     72,081      1,693,810
Iberdrola SA (1)....................     62,680      1,655,778
                                                  ------------
                                                     3,349,588
                                                  ------------
TOTAL SPAIN COMMON STOCKS...........                20,874,311
TOTAL COMMON STOCKS
  (Cost -- $138,393,190)............               159,374,321
                                                  ------------

                                       SHARES        VALUE
                                       ------        -----
SHORT TERM INVESTMENTS -- 10.01%
UNITED STATES -- 10.01%
MONEY MARKET FUND -- 10.01%
AIM Short Term Investment Class
  Prime Fund (Cost -- $1,940,080)...  1,940,080   $  1,940,080
UBS Private Money Market Fund, LLC
  (Cost -- $14,108,367) (2).........  14,108,367    14,108,367
                                                  ------------
                                                    16,048,447
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost -- $16,048,447).............                16,048,447
                                                  ------------
TOTAL INVESTMENTS -- 109.40%
  (Cost -- $154,441,637)............               175,422,768
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (9.40)%.................               (15,066,933)
                                                  ------------
NET ASSETS -- 100.00%...............              $160,355,835
                                                  ============

 *  Non-income producing security
(1) Security, or a portion thereof, was on loan at June 30, 2005
(2) Investments of cash collateral for securities loaned

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES EURO STOXX 50 FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2005 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                          $ 26,018,421    $ 4,757,581       $163,478       $ 4,594,103
streetTRACKS DJ EURO STOXX 50 Fund                      154,441,637     21,617,358        636,227        20,981,131

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.           CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Index Shares Funds

By:      /s/ James E. Ross
         -----------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         Treasurer

Date:    August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ James E. Ross
         -----------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         Treasurer

Date:    August 26, 2005